Equity Investments in Subsidiaries, Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.24	12.31.23	12.31.24	12.31.23
Agri Tech Investments Argentina S.A.U.	199,937	199,937	100.00%	100.00%
Agri Tech Investments LLC	100	100	100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Banco GGAL S.A.	1,244,048,856	—	99.99%	—%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,310	71,310	99.99%	99.99%
Galicia Capital US LLC	1,000	1,000	100.00%	100.00%
Galicia Holdings US Inc.	1,000	1,000	100.00%	100.00%
Galicia Investments LLC	100	100	100.00%	100.00%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	1,830,887	1,830,887	100.00%	100.00%
Galicia Ventures LP	1,000	1,000	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
GGAL Asset Management S.A. S.G.F.C.I.	1,791,487	—	100.00%	—%
GGAL Holdings S.A.	748,712,987,065	—	100.00%	—%
GGAL Participaciones S.A.U.	11,513,929	—	100.00%	—%
GGAL Seguros S.A.(*)	37,855,000	—	100.00%	—%
GGAL Seguros de Retiro S.A.(*)	49,803,430	—	100.00%	—%
IGAM LLC	100	100	100.00%	100.00%
INVIU S.A.U.	809,611,333	809,611,333	100.00%	100.00%
INVIU Capital Markets Limited	1	1	100.00%	100.00%
INVIU Manager Investment Ltd.	1	—	100.00%	—%
INVIU México S.A.P.I. de C.V.	1,500	—	100.00%	—%
INVIU Perú S.A.B. S.A.C.	2,439,992	—	100.00%	—%
INVIU Technology Limited	1	1	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.	300,000,000	300,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	1,712,567,500	100.00%	100.00%
Nera Paraguay S.A.	1,000	—	100.00%	—%
Nera Uruguay S.A.	30,133	10,000	100.00%	100.00%
NHI(UK) Limited	19,000,000	—	100.00%	—%
N-xers S.A. de C.V.	405,816,000	—	100.00%	—%
Sudamericana Holding S.A.	32,717,429	32,717,429	100.00%	100.00%
Sudamericana Seguros Galicia S.A.(*)	4,512,697,946	4,512,697,946	99.43%	99.43%
Tarjeta Naranja S.A.U.	2,896	2,896	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Vestly Asset Management LLC	100	—	100.00%	—%
Vestly México S.A. de C.V.	1,500	—	100.00%	—%
Well Assistance S.A.U.	100,000	100,000	100.00%	100.00%
(*) As of the date of issuance of these financial statements, the process of change of name is pending approval by the Superintendence of Insurance of the Nation.

Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.24
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	3,114,186	1,741,064	1,373,122	(3,431,240)
Agri Tech Investments LLC	1,524,248	141,392	1,382,856	(2,202,291)
Banco de Galicia y Buenos Aires S.A.U.	21,650,681,532	17,253,665,742	4,397,015,790	1,356,024,083
Banco GGAL S.A. (**)	5,647,423,202	4,166,011,683	1,481,411,519	(163,741,840)
Galicia Asset Management S.A.U.	85,453,480	31,889,854	53,563,626	68,249,556
Galicia Broker Asesores de Seguros S.A.	2,852,977	957,757	1,895,220	2,495,730
Galicia Capital US LLC	3,725,503	1,499,906	2,225,597	(1,256,211)
Galicia Holdings US Inc.	5,159,572	—	5,159,572	(1,907,343)
Galicia Investments LLC	24,377	—	24,377	(11,859)
Galicia Retiro Compañía de Seguros S.A.U. (***)	6,123,205	5,690,298	432,907	(1,278,348)
Galicia Securities S.A.U.	164,158,102	126,695,334	37,462,768	24,260,559
Galicia Seguros S.A.U. (***)	49,381,380	24,932,086	24,449,294	3,046,917
Galicia Ventures LP	2,437,740	—	2,437,740	(1,038,355)
Galicia Warrants S.A.	12,393,562	3,895,833	8,497,729	1,035,508
GGAL Asset Management S.A. S.G.F.C.I. (**)	22,644,857	4,798,219	17,846,638	635,271
GGAL Holdings S.A. (**)	1,632,063,244	3,951,695	1,628,111,549	(171,064,849)
GGAL Participaciones S.A.U. (**)	7,324,678	1,794,674	5,530,004	(2,667,809)
GGAL Seguros S.A. (**)	238,346	185,847	52,499	6,911
GGAL Seguros de Retiro S.A. (**)	353,192	318,621	34,571	2,766
IGAM LLC	20,595,120	2,926	20,592,194	(11,659,852)
INVIU S.A.U.	126,139,846	116,905,609	9,234,237	(7,642,233)
INVIU Capital Markets Limited	2,253,594	258,501	1,995,093	112,382
INVIU Manager Investment Ltd.	122,030	23,230	98,800	(3,872)
INVIU México S.A.P.I. de C.V.	79	—	79	68
INVIU Perú S.A.B. S.A.C.	682,068	178,185	503,883	(132,770)
INVIU Technology Limited	255,705	154,687	101,018	95,768
INVIU Uruguay Agente de Valores S.A.	3,076,758	1,549,649	1,527,109	2,954
Naranja Digital Compañía Financiera S.A.U.	1,614,738,510	1,530,604,194	84,134,316	50,857,429
Nera Paraguay S.A.	141,392	—	141,392	(27,244)
Nera Uruguay S.A.	2,086	21,511	(19,425)	(18,940)
NHI(UK) Limited	20,658,177	—	20,658,177	59,600
N-xers S.A. de C.V.	20,658,671	—	20,658,671	40,638
Sudamericana Holding S.A. (***)	41,668,374	1,100,635	40,567,739	(16,612,088)
Sudamericana Seguros Galicia S.A. (***)	255,113,689	243,338,811	11,774,878	(22,332,429)
Tarjeta Naranja S.A.U.	3,456,748,840	2,790,209,417	666,539,423	185,514,733
Tarjetas Regionales S.A.	806,800,441	19,010,578	787,789,863	233,403,856
Vestly Asset Management LLC	103	—	103	16
Vestly México S.A. de C.V.	75	—	75	65
Well Assistance S.A.U. (***)	72,518	21,826	50,692	45,623
____________________
(*)    Income attributable to the shareholders of the parent.
(**)Results corresponding to the month of December 2024.
(***) Results for the 12-month period ended December 31, 2024.

	12.31.23
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	6,070,588	1,969,979	4,100,609	(1,701,770)
Agri Tech Investments LLC	2,838,253	—	2,838,253	(2,986,672)
Banco de Galicia y Buenos Aires S.A.U.	18,864,751,990	15,268,463,041	3,596,288,949	613,295,953
Cobranzas Regionales S.A.	—	—	—	(8,089,091)
Galicia Asset Management S.A.U.	62,663,964	20,772,640	41,891,324	53,790,630
Galicia Broker Asesores de Seguros S.A. (**)	3,577,650	1,169,454	2,408,196	3,194,838
Galicia Capital US LLC	88,029	—	88,029	(34,097)
Galicia Holdings US Inc.	88,046	88,029	17	9
Galicia Investments LLC	17,404	—	17,404	(15,681)
Galicia Retiro Compañía de Seguros S.A.U. (**)	8,451,130	6,739,874	1,711,256	236,888
Galicia Securities S.A.U.	126,175,880	101,518,888	24,656,992	27,834,277
Galicia Seguros S.A.U. (**)	49,883,027	19,139,515	30,743,512	15,356,894
Galicia Ventures LP	1,740,428	—	1,740,428	479,324
Galicia Warrants S.A.	12,151,596	4,131,353	8,020,243	364,780
IGAM LLC	26,120,664	4,900	26,115,764	3,246,941
INVIU S.A.U.	108,729,756	91,853,286	16,876,470	1,216,462
INVIU Capital Markets Limited	39,646	37	39,609	20,476
INVIU Technology Limited	6,076	—	6,076	(5,357)
INVIU Uruguay Agente de Valores S.A.	4,049,539	2,525,385	1,524,154	(811,524)
Naranja Digital Compañía Financiera S.A.U.	535,268,142	502,628,998	32,639,144	(14,720,325)
Nera Uruguay S.A.(****)	—	1,152	(1,152)	562
Sudamericana Holding S.A. (**)	70,783,767	5,421,927	65,361,840	25,393,345
Sudamericana Seguros Galicia S.A.(*****)	346,735,388	312,628,081	34,107,307	991,253
Tarjeta Naranja S.A.U.	2,412,434,597	1,896,651,108	515,783,489	62,132,198
Tarjetas Regionales S.A.	597,497,533	24,681	597,472,852	33,623,203
Well Assistance S.A.U. (***)	1,206	7,232	(6,026)	(6,026)
____________________
((*)    Income attributable to the shareholders of the parent.
(**)    Net income for the nine-month period ended September 30, 2023.
(***) Net income for the twelve-month period ended December 31, 2023.
(****) Net income for the six-month period ended December 31, 2023.
(*****) Net income for the three-month period ended December 31, 2023.

Summary of Investments in Associates

Company	Equity Investment %	Place of Business	12.31.24	12.31.23
Play Digital S.A.	19.75%	CABA	4,087,764	5,771,514
The movements of such investment are as follows:

Company	12.31.23	Contributions	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.24
Play Digital S.A.	5,771,514	568,795	3,042,092	(5,294,637)	4,087,764

Company	12.31.22	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.23
Play Digital S.A.	4,521,578	5,238,895	250,178	(4,239,137)	5,771,514
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	33,650,370	23,314,600	10,335,770	(15,706,485)
(*) Balances according to financial statements as of September 31, 2024, restated in closing currency.

Summary of Assets and Liabilities from Acquisitions
The Assets and Liabilities arising from the acquisition are detailed below:

Item	Fair value
Assets
Cash and Due from Banks	5,566,223
Investments	167,389,692
Property, Plant and Equipment	5,159,816
Reinsurance Contract Assets	34,983,523
Other Assets	26,928,803
Total Assets	240,028,057
Liabilities
Provisions	1,223,339
Insurance Contracts Liabilities	185,364,707
Other Liabilities	18,341,451
Total Liabilities	204,929,497
Net Assets	35,098,560
Non-controlling Interest (*)	(198,698)
Net Assets Acquired	34,899,862
(*) Non-controlling Interest is proportionate to Purchase Price Allocation.

Item	Fair Value
Assets
Cash and Due from Banks	1,310,884,991
Debt Securities at Fair Value through Profit or Loss	85,941,022
Derivative Financial Instruments	7,156,180
Repurchase Transactions	1,496,333
Other Financial Assets	289,188,864
Loans and Other Financing	2,067,304,949
Other Debt Securities	1,379,504,388
Financial Assets Pledged as Collateral	162,330,005
Investments in Equity Instruments	10,108,406
Investment in Associates and Joint Ventures	108,427,963
Property, Plant and Equipment	214,331,665
Intangible Assets Core Deposits	37,027,487
Intangible Assets	18,660,007
Deferred Income Tax Assets	67,021,832
Other Non-financial Assets	103,888,529
Non-current Assets Held for Sale	14,504,969
Total Assets	5,877,777,590
Liabilities
Deposits	3,475,435,914
Derivative Financial Instruments	5,188,139
Repurchase Transactions	12,199,674
Other Financial Liabilities	236,486,532
Financing from the Argentine Central Bank and Other Financial Institutions	6,315,307
Subordinated Debt Securities	94,534,136
Provisions	29,118,510
Deferred Income Tax Liabilities	44,918,911
Other Non-Financial Liabilities	180,237,868
Total Liabilities	4,084,434,991
Net Assets	1,793,342,599
Non-controlling Interest (*)	(101,505)
Net assets acquired	1,793,241,094
(*) Non-controlling Interest is proportionate to Purchase Price Allocation.

Summary of Materialized Transfers
On December 6, 2024, it was materialized through the transfer of the Direct Participation according to the following detail:

			Grupo Financiero Galicia S.A.		Banco de Galicia y Buenos Aires S.A.
				42.11%		57.89%
Acquired company	Capital Stock	Total shares acquired	Shares	% of ownership	Shares	% of ownership
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	1,184,364,392	1,180,367,030	497,052,556	41.968%	683,314,474	57.695%
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	11,513,929	65,222	27,465	0.239%	37,757	0.328%
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	1,244,125,589	103,739	43,684	0.004%	60,055	0.005%

Summary of Fair Value of Acquired Net Assets
The fair value of the acquired net assets at the closing currency exchange rate amounts to Ps.1,793,241,094, as detailed below:

Item	Fair value
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	1,793,057,450
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	46,438
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	137,206
Total	1,793,241,094